S000000601 [Member] Expense Example - Nuveen Wisconsin Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Wisconsin Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 552
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	2,112
Nuveen Wisconsin Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,543
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	218
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	$ 2,614